OTHER NON-CURRENT LIABILITIES - Financial liabilities designated as fair value through profit or loss (Details) $ in Thousands, ¥ in Millions		12 Months Ended
	Sep. 18, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 JPY (¥) subsidiary item	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($) subsidiary item
OTHER NON-CURRENT LIABILITIES
Gains (losses) on financial liabilities at fair value through profit or loss		$ (25,607)	$ (39,105)	$ (2,957)
JAML silent partnership agreement
OTHER NON-CURRENT LIABILITIES
Contractual period					15 years
Loss from change in fair value of financial liabilities		(88)	(396)
Balance at January 1,		1,253	829
Repayment		(2)
Fair value effect during the year		88	396
Exchange difference		39	28
Balance at December 31,		1,378	1,253	829
Amounts shown under non-current liabilities		1,253	829	829		$ 1,253
JAML silent partnership agreement | Sky Solar Japan KK (SSJ)
OTHER NON-CURRENT LIABILITIES
Number of subsidiaries | subsidiary					3		3
JAML silent partnership agreement | Three subsidiaries of Sky Solar Japan KK
OTHER NON-CURRENT LIABILITIES
Number of IPP solar parks held by subsidiaries | item					4		4
JAML silent partnership agreement | JAML
OTHER NON-CURRENT LIABILITIES
Cash contribution for the project					¥ 63.0		$ 519
Contribution (as a percent)					10.00%
Hudson agreement
OTHER NON-CURRENT LIABILITIES
Balance at January 1,		55,426	51,143
Interest addition during the year		6,510	5,756
Fair value effect during the year		8,914	791
Less: Interest paid back during the year		(4,980)	(2,264)
Balance at December 31,		65,870	55,426	51,143
Less: amounts repayable within one year shown under current liabilities(Note 29)		8,383
Amounts shown under non-current liabilities		55,426	51,143	$ 51,143		55,426
Amount funded under the agreement						$ 48,200
Period of time after commercial operation date for initial amortization date	9 months
Period of time after note purchase date for initial amortization date	24 months
Equity conversion delay period	1 year
Gains (losses) on financial liabilities at fair value through profit or loss		$ 8,900	$ (791)
Hudson agreement | Hudson
OTHER NON-CURRENT LIABILITIES
Contribution for project in convertible notes	$ 50,000
Non-controlling equity interest to be received (as a percent)	49.00%